Stockholders' Equity (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Stock Options and Warrants Activity
The following table summarizes the activity for stock options and warrants for the three months ended March 31, 2022:
	Stock Options				Warrants
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding at December 31, 2021	2,131,849	$5.64	7.97	$—	21,356,600	$2.84	4.37	$—

Changes during the period:
Granted	540,600	0.91			—	—
Exercised	—	—			—	—
Forfeited	(9,565)	1.90			—	—
Expired	(23,275)	26.00			—	—
Outstanding at March 31, 2022	2,639,609	$4.51	7.83	$—	21,356,600	$2.84	4.13	$—
Vested at March 31, 2022 or expected to vest in the future	2,594,630	$4.57	7.80	$—	21,356,600	$2.84	4.13	$—
Vested at March 31, 2022	1,408,083	$7.36	6.41	$—	21,356,600	$2.84	4.13	$—

The following table summarizes the activity for stock options and warrants for the year ended December 31, 2021:

	Stock Options				Warrants
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding at December 31, 2020	963,700	$14.64	5.86	$—	2,638,355	$2.18	4.98	$—

Changes during the Year:
Granted	1,314,790	$1.32			19,519,393	$2.90
Exercised	(7,250)	$3.28		(3)	(801,148)	$2.19
Forfeited	(29,842)	$2.18			—	$—
Expired	(109,549)	$34.12			—	$—
Outstanding at December 31, 2021	2,131,849	$5.64	7.97	$—	21,356,600	$2.84	4.37	$—
Vested at December 31, 2021 or expected to vest in the future	2,120,643	$5.66	7.96	$—	21,356,600	$2.84	4.37	$—
Exercisable at December 31, 2021	1,122,783	$9.26	6.70	$—	21,356,600	$2.84	4.37	$—

Schedule of Restricted Stock
During the three months ended March 31, 2022 and 2021, the Company issued restricted stock for services as follows ($ in thousands):
	Three Months Ended March 31,
	2022	2021
Number of restricted stock issued	1,061,175	300,450
Value of restricted stock issued	$973	$478

During the years ended December 31, 2021 and 2020, the Company issued restricted stock for services as follows ($ in thousands, except share data):
	2021	2020
Number of Restricted Stock Issued	612,950	156,184
Value of Restricted Stock Issued	$877.7	$512.3

Schedule of Restricted Stock Units
During the years ended December 31, 2021 and 2020, the Company issued restricted stock units for services as follows ($ in thousands, except share data):

	2021	2020
Number of Restricted Stock Units Issued	458,245	325,853
Value of Restricted Stock Units Issued	$728.6	$863.0